Schedule of Investments (unaudited)
December 31, 2025
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
ATI, Inc.(a)	202,795	$ 23,272,754
BWX Technologies, Inc.	113,057	19,540,772
Carpenter Technology Corp.	59,825	18,835,303
Curtiss-Wright Corp.	56,463	31,126,358
Hexcel Corp.	118,498	8,757,002
Huntington Ingalls Industries, Inc.	58,717	19,967,890
L3Harris Technologies, Inc.	281,153	82,538,086
Leonardo DRS, Inc.(b)	66,862	2,279,326
Loar Holdings, Inc.(a)(b)	6,430	437,240
StandardAero, Inc.(a)	195,258	5,600,000
Textron, Inc.	264,428	23,050,189
Woodward, Inc.	90,154	27,255,357
		262,660,277
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	176,836	28,428,155
Expeditors International of Washington, Inc.	203,316	30,296,117
GXO Logistics, Inc.(a)	168,053	8,846,310
		67,570,582
Automobile Components — 0.4%
Aptiv PLC(a)	327,076	24,887,213
BorgWarner, Inc.	319,449	14,394,372
Gentex Corp.	330,322	7,686,593
Lear Corp.	77,807	8,916,682
QuantumScape Corp., Class A(a)(b)	676,681	7,051,016
		62,935,876
Automobiles — 0.8%
Ford Motor Co.	5,877,104	77,107,604
Harley-Davidson, Inc.	166,251	3,406,483
Lucid Group, Inc.(a)(b)	187,851	1,985,585
Rivian Automotive, Inc., Class A(a)(b)	1,183,791	23,332,521
Thor Industries, Inc.	76,824	7,887,520
		113,719,713
Banks — 3.4%
Bank OZK	158,678	7,302,362
BOK Financial Corp.	33,950	4,021,717
Citizens Financial Group, Inc.	646,184	37,743,607
Columbia Banking System, Inc.	448,832	12,544,854
Comerica, Inc.	193,109	16,786,965
Commerce Bancshares, Inc.	195,925	10,254,715
Cullen/Frost Bankers, Inc.	89,951	11,390,495
East West Bancorp, Inc.	206,465	23,204,601
Fifth Third Bancorp	1,002,465	46,925,387
First Citizens BancShares, Inc., Class A	13,616	29,222,387
First Hawaiian, Inc.	189,481	4,793,869
First Horizon Corp.	760,609	18,178,555
FNB Corp.	534,962	9,147,850
Huntington Bancshares, Inc.	2,331,136	40,445,210
KeyCorp	1,427,176	29,456,913
M&T Bank Corp.	231,411	46,624,688
Pinnacle Financial Partners, Inc.	108,589	10,360,477
Popular, Inc.	90,349	11,250,258
Prosperity Bancshares, Inc.	139,046	9,609,469
Regions Financial Corp.	1,331,390	36,080,669
Southstate Bank Corp.	152,702	14,370,785
Synovus Financial Corp.	212,120	10,616,606
Webster Financial Corp.	246,658	15,524,655
Western Alliance Bancorp	130,241	10,949,361
Security	Shares	Value
Banks (continued)
Wintrust Financial Corp.	99,726	$ 13,943,689
Zions Bancorp N.A.	216,810	12,692,057
		493,442,201
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A, NVS(a)	11,879	2,317,949
Brown-Forman Corp., Class A	65,199	1,715,386
Brown-Forman Corp., Class B, NVS	223,188	5,816,279
Coca-Cola Consolidated, Inc.	73,615	11,285,179
Constellation Brands, Inc., Class A	213,898	29,509,368
Molson Coors Beverage Co., Class B	245,997	11,483,140
Primo Brands Corp., Class A	386,842	6,324,867
		68,452,168
Biotechnology — 1.4%
Biogen, Inc.(a)	220,175	38,748,598
BioMarin Pharmaceutical, Inc.(a)	287,782	17,102,884
Caris Life Sciences, Inc.(a)(b)	16,962	457,635
Exact Sciences Corp.(a)	264,982	26,911,572
Exelixis, Inc.(a)	76,952	3,372,806
Incyte Corp.(a)	179,086	17,688,324
Insmed, Inc.(a)	19,776	3,441,815
Ionis Pharmaceuticals, Inc.(a)	16,442	1,300,727
Moderna, Inc.(a)(b)	539,448	15,908,322
Neurocrine Biosciences, Inc.(a)	21,578	3,060,408
Revolution Medicines, Inc.(a)	261,661	20,841,299
Roivant Sciences Ltd.(a)	590,753	12,819,340
Sarepta Therapeutics, Inc.(a)	22,851	491,754
United Therapeutics Corp.(a)	63,838	31,105,065
Viking Therapeutics, Inc.(a)(b)	151,918	5,344,475
		198,595,024
Broadline Retail — 0.6%
Dillard’s, Inc., Class A	4,388	2,660,620
eBay, Inc.	680,086	59,235,491
Etsy, Inc.(a)	62,589	3,469,934
Macy’s, Inc.	404,430	8,917,681
Ollie’s Bargain Outlet Holdings, Inc.(a)	92,246	10,111,084
		84,394,810
Building Products — 1.1%
A. O. Smith Corp.	172,086	11,509,112
Advanced Drainage Systems, Inc.	106,416	15,412,229
Allegion PLC	129,765	20,661,183
Armstrong World Industries, Inc.	45,464	8,688,171
Builders FirstSource, Inc.(a)(b)	163,842	16,857,703
Carlisle Cos., Inc.	55,034	17,603,175
Fortune Brands Innovations, Inc.	182,468	9,127,049
Hayward Holdings, Inc.(a)	298,020	4,604,409
Masco Corp.	312,757	19,847,559
Owens Corning	124,924	13,980,245
Simpson Manufacturing Co., Inc.	57,738	9,322,955
Trex Co., Inc.(a)	160,519	5,631,007
		153,244,797
Capital Markets — 5.7%
Affiliated Managers Group, Inc.	41,901	12,079,220
Ameriprise Financial, Inc.	12,922	6,336,174
Bank of New York Mellon Corp. (The)	974,133	113,087,100
Bullish(a)(b)	42,057	1,592,699
Carlyle Group, Inc. (The)	393,865	23,281,360
Cboe Global Markets, Inc.	157,719	39,587,469
Coinbase Global, Inc., Class A(a)	302,731	68,459,588
Evercore, Inc., Class A	55,485	18,878,771
FactSet Research Systems, Inc.	52,696	15,291,852
Franklin Resources, Inc.	459,257	10,971,650

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Freedom Holding Corp.(a)(b)	4,724	$ 574,816
Hamilton Lane, Inc., Class A	21,305	2,861,475
Houlihan Lokey, Inc., Class A	51,094	8,900,064
Invesco Ltd.	549,665	14,439,700
Janus Henderson Group PLC	187,792	8,933,265
Jefferies Financial Group, Inc.	176,796	10,956,048
Lazard, Inc.	113,794	5,525,837
MarketAxess Holdings, Inc.	54,401	9,860,181
Morningstar, Inc.	11,220	2,438,218
MSCI, Inc., Class A	55,686	31,948,729
Nasdaq, Inc.	681,680	66,211,578
Northern Trust Corp.	282,983	38,652,648
Raymond James Financial, Inc.	268,465	43,112,794
Robinhood Markets, Inc., Class A(a)	965,030	109,144,893
SEI Investments Co.	154,585	12,679,062
State Street Corp.	419,529	54,123,436
Stifel Financial Corp.	149,949	18,776,614
T Rowe Price Group, Inc.	324,606	33,233,162
TPG, Inc., Class A	13,193	842,241
Tradeweb Markets, Inc., Class A	161,432	17,360,397
Virtu Financial, Inc., Class A	120,096	4,001,599
XP, Inc., Class A	542,834	8,886,193
		813,028,833
Chemicals — 2.3%
Albemarle Corp.	177,324	25,080,707
Ashland, Inc.	67,846	3,980,525
Axalta Coating Systems Ltd.(a)	320,638	10,359,814
Celanese Corp., Class A	166,002	7,018,565
CF Industries Holdings, Inc.	243,203	18,809,320
Corteva, Inc.	1,029,910	69,034,867
Dow, Inc.	1,065,755	24,917,352
DuPont de Nemours, Inc.	632,656	25,432,771
Eastman Chemical Co.	174,849	11,160,612
Element Solutions, Inc.	338,800	8,466,612
FMC Corp.	186,861	2,591,762
Huntsman Corp.	250,512	2,505,120
International Flavors & Fragrances, Inc.	386,823	26,068,002
LyondellBasell Industries NV, Class A	384,235	16,637,376
Mosaic Co. (The)	479,249	11,545,108
NewMarket Corp.	8,451	5,808,034
Olin Corp.	171,821	3,579,031
PPG Industries, Inc.	338,222	34,654,226
RPM International, Inc.	191,128	19,877,312
Scotts Miracle-Gro Co. (The)	66,845	3,900,406
Westlake Corp.	49,692	3,674,226
		335,101,748
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc.(a)	76,041	17,830,094
MSA Safety, Inc.	56,113	8,985,936
RB Global, Inc.	262,092	26,961,404
Tetra Tech, Inc.	324,310	10,877,357
Veralto Corp.	216,156	21,568,046
		86,222,837
Communications Equipment — 0.7%
Ciena Corp.(a)	212,351	49,662,528
F5, Inc.(a)	86,529	22,087,392
Lumentum Holdings, Inc.(a)(b)	98,023	36,130,298
		107,880,218
Construction & Engineering — 0.9%
AECOM	199,057	18,976,104
API Group Corp.(a)	554,791	21,226,304
Security	Shares	Value
Construction & Engineering (continued)
EMCOR Group, Inc.	43,493	$ 26,608,583
Everus Construction Group, Inc.(a)	76,904	6,579,906
MasTec, Inc.(a)	74,056	16,097,553
Quanta Services, Inc.	50,055	21,126,213
Valmont Industries, Inc.	29,310	11,791,999
WillScot Holdings Corp., Class A	196,815	3,706,026
		126,112,688
Construction Materials — 0.9%
Eagle Materials, Inc.	45,170	9,335,736
James Hardie Industries PLC(a)(b)	77,819	1,614,744
Martin Marietta Materials, Inc.(b)	90,277	56,211,877
Vulcan Materials Co.	199,138	56,798,140
		123,960,497
Consumer Finance — 0.9%
Ally Financial, Inc.	366,746	16,609,926
Credit Acceptance Corp.(a)(b)	5,965	2,645,239
Figure Technology Solutions, Inc., Class A(a)(b)	42,966	1,754,731
OneMain Holdings, Inc.	180,137	12,168,254
SLM Corp.	266,275	7,205,402
SoFi Technologies, Inc.(a)	1,575,208	41,238,946
Synchrony Financial	541,887	45,209,632
		126,832,130
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	594,833	10,213,283
BJ’s Wholesale Club Holdings, Inc.(a)(b)	168,176	15,140,885
Casey’s General Stores, Inc.	47,402	26,199,559
Dollar General Corp.	330,683	43,904,782
Dollar Tree, Inc.(a)	290,004	35,673,392
Kroger Co. (The)	912,949	57,041,053
Maplebear, Inc.(a)(b)	259,874	11,689,133
Performance Food Group Co.(a)	201,230	18,094,602
Sysco Corp.	335,153	24,697,425
U.S. Foods Holding Corp.(a)	337,667	25,433,078
		268,087,192
Containers & Packaging — 1.5%
Amcor PLC	3,485,478	29,068,886
AptarGroup, Inc.	98,852	12,055,990
Avery Dennison Corp.	115,784	21,058,794
Ball Corp.	409,752	21,704,563
Crown Holdings, Inc.	174,812	18,000,392
Graphic Packaging Holding Co.	437,781	6,592,982
International Paper Co.	790,263	31,128,459
Packaging Corp. of America	133,330	27,496,646
Sealed Air Corp.	213,982	8,865,274
Silgan Holdings, Inc.	132,430	5,346,199
Smurfit WestRock PLC	784,307	30,329,152
Sonoco Products Co.	147,790	6,449,556
		218,096,893
Distributors — 0.3%
Genuine Parts Co.	209,375	25,744,750
LKQ Corp.	389,224	11,754,565
Pool Corp.	40,397	9,240,814
		46,740,129
Diversified Consumer Services — 0.3%
ADT, Inc.	765,305	6,176,011
Bright Horizons Family Solutions, Inc.(a)	75,085	7,613,619
Grand Canyon Education, Inc.(a)	30,306	5,040,191
H&R Block, Inc.	158,515	6,908,084
Service Corp. International	205,285	16,006,071
		41,743,976

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified REITs — 0.1%
WP Carey, Inc.	327,016	$ 21,046,750
Diversified Telecommunication Services — 0.2%
AST SpaceMobile, Inc., Class A(a)(b)	25,188	1,829,404
Frontier Communications Parent, Inc.(a)	369,237	14,056,853
GCI Liberty, Inc., Class A(a)	3,975	146,558
GCI Liberty, Inc., Class C, NVS(a)(b)	37,548	1,397,161
GCI Liberty, Inc. Escrow, Class A(a)(c)	193,912	2
Iridium Communications, Inc.	128,936	2,240,908
Liberty Global Ltd., Class A(a)	250,850	2,794,469
Liberty Global Ltd., Class C, NVS(a)(b)	201,677	2,226,514
		24,691,869
Electric Utilities — 3.4%
Alliant Energy Corp.	388,026	25,225,570
Edison International	574,367	34,473,507
Entergy Corp.	672,212	62,132,555
Evergy, Inc.	347,674	25,202,888
Eversource Energy	559,176	37,649,320
Exelon Corp.	1,521,726	66,332,037
FirstEnergy Corp.	826,607	37,007,196
IDACORP, Inc.	81,418	10,304,262
OGE Energy Corp.	303,456	12,957,571
PG&E Corp.	3,302,690	53,074,228
Pinnacle West Capital Corp.	179,859	15,953,493
PPL Corp.	1,114,212	39,019,704
Xcel Energy, Inc.	890,989	65,808,448
		485,140,779
Electrical Equipment — 1.7%
Acuity, Inc.	46,464	16,728,899
AMETEK, Inc.	346,823	71,206,230
Generac Holdings, Inc.(a)	87,880	11,984,196
Hubbell, Inc.	80,539	35,768,175
nVent Electric PLC	239,713	24,443,535
Regal Rexnord Corp.	100,270	14,069,886
Rockwell Automation, Inc.	156,718	60,974,272
Sensata Technologies Holding PLC	218,128	7,261,481
		242,436,674
Electronic Equipment, Instruments & Components — 2.8%
Arrow Electronics, Inc.(a)	77,168	8,502,370
Avnet, Inc.	121,603	5,846,672
CDW Corp.	184,181	25,085,452
Cognex Corp.	253,980	9,138,200
Coherent Corp.(a)	233,873	43,165,940
Corning, Inc.	1,175,397	102,917,761
Crane NXT Co.	74,833	3,522,389
Flex Ltd.(a)(b)	553,888	33,465,913
Ingram Micro Holding Corp.(b)	30,119	642,740
IPG Photonics Corp.(a)(b)	37,879	2,712,136
Jabil, Inc.	55,380	12,627,748
Keysight Technologies, Inc.(a)	259,029	52,632,103
Littelfuse, Inc.	36,931	9,340,589
Ralliant Corp.	171,193	8,715,436
TD SYNNEX Corp.	115,793	17,395,582
Teledyne Technologies, Inc.(a)	69,980	35,740,885
Vontier Corp.	219,907	8,176,142
Zebra Technologies Corp., Class A(a)	76,384	18,547,563
		398,175,621
Energy Equipment & Services — 1.0%
Baker Hughes Co., Class A	1,493,018	67,992,040
Halliburton Co.	1,263,458	35,705,323
NOV, Inc.	549,762	8,592,780
Security	Shares	Value
Energy Equipment & Services (continued)
TechnipFMC PLC	603,362	$ 26,885,811
Weatherford International PLC	106,754	8,354,568
		147,530,522
Entertainment — 2.0%
Electronic Arts, Inc.	378,574	77,354,025
Liberty Live Holdings, Inc., Class A(a)	29,848	2,432,612
Liberty Live Holdings, Inc., Class C(a)(b)	69,542	5,783,113
Liberty Media Corp. - Liberty Formula One, Class A(a)	23,945	2,140,204
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	218,959	21,569,651
Madison Square Garden Sports Corp., Class A(a)	24,194	6,257,778
Roku, Inc., Class A(a)	168,557	18,286,749
Take-Two Interactive Software, Inc.(a)	181,494	46,467,909
TKO Group Holdings, Inc., Class A	59,674	12,471,866
Warner Bros Discovery, Inc., Class A(a)	3,506,355	101,053,151
		293,817,058
Financial Services — 1.5%
Affirm Holdings, Inc., Class A(a)(b)	168,368	12,531,630
Block, Inc., Class A(a)	507,211	33,014,364
Euronet Worldwide, Inc.(a)(b)	58,722	4,469,331
Fidelity National Information Services, Inc.	793,645	52,745,647
Global Payments, Inc.	362,665	28,070,271
Jack Henry & Associates, Inc.	109,471	19,976,268
MGIC Investment Corp.	330,936	9,669,950
Rocket Cos., Inc., Class A	1,420,123	27,493,581
TFS Financial Corp.	80,355	1,075,150
UWM Holdings Corp., Class A	260,005	1,138,822
Voya Financial, Inc.	146,130	10,885,224
Western Union Co. (The)	403,681	3,758,270
WEX, Inc.(a)	47,303	7,047,201
		211,875,709
Food Products — 2.1%
Archer-Daniels-Midland Co.	719,575	41,368,367
Bunge Global SA	203,284	18,108,539
Campbell’s Co. (The)	291,711	8,129,986
Conagra Brands, Inc.	717,833	12,425,689
Darling Ingredients, Inc.(a)	208,888	7,519,968
Flowers Foods, Inc.	278,343	3,028,372
Freshpet, Inc.(a)	51,099	3,113,462
General Mills, Inc.	803,025	37,340,662
Hershey Co. (The)	192,821	35,089,566
Hormel Foods Corp.	435,660	10,325,142
Ingredion, Inc.	96,275	10,615,281
J M Smucker Co. (The)	155,472	15,206,716
Kraft Heinz Co. (The)	1,286,395	31,195,079
Lamb Weston Holdings, Inc.	203,657	8,531,192
McCormick & Co., Inc., NVS	381,435	25,979,538
Pilgrim’s Pride Corp.	61,520	2,398,665
Post Holdings, Inc.(a)	73,013	7,231,938
Seaboard Corp.	375	1,666,807
Smithfield Foods, Inc.	67,677	1,511,227
Tyson Foods, Inc., Class A	421,913	24,732,540
		305,518,736
Gas Utilities — 0.5%
Atmos Energy Corp.	240,931	40,387,263
MDU Resources Group, Inc.	306,930	5,991,274
National Fuel Gas Co.	136,264	10,909,296
UGI Corp.	324,945	12,162,691
		69,450,524

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation — 1.0%
Avis Budget Group, Inc.(a)	16,820	$ 2,158,342
JB Hunt Transport Services, Inc.	115,331	22,413,427
Knight-Swift Transportation Holdings, Inc.	237,736	12,428,838
Landstar System, Inc.	51,283	7,369,367
Lyft, Inc., Class A(a)	485,798	9,409,907
Old Dominion Freight Line, Inc.	264,759	41,514,211
Ryder System, Inc.	59,134	11,317,656
Saia, Inc.(a)	40,209	13,129,043
Schneider National, Inc., Class B	69,214	1,836,248
U-Haul Holding Co.(a)(b)	6,927	349,190
U-Haul Holding Co., NVS(b)	93,400	4,365,516
XPO, Inc.(a)(b)	137,036	18,624,563
		144,916,308
Health Care Equipment & Supplies — 2.0%
Align Technology, Inc.(a)	103,486	16,159,339
Baxter International, Inc.	774,400	14,798,784
Cooper Cos., Inc. (The)(a)(b)	299,654	24,559,642
DENTSPLY SIRONA, Inc.	300,997	3,440,396
Envista Holdings Corp.(a)	251,449	5,458,958
GE HealthCare Technologies, Inc.	689,067	56,517,275
Globus Medical, Inc., Class A(a)	169,062	14,760,803
Hologic, Inc.(a)	335,561	24,995,939
ResMed, Inc.	168,199	40,514,093
Solventum Corp.(a)	222,778	17,652,929
STERIS PLC	147,809	37,472,538
Teleflex, Inc.	66,108	8,067,820
Zimmer Biomet Holdings, Inc.	298,923	26,879,156
		291,277,672
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.(a)	134,031	1,901,900
Cardinal Health, Inc.	179,174	36,820,257
Centene Corp.(a)	737,975	30,367,671
Chemed Corp.	19,058	8,154,156
Encompass Health Corp.	150,487	15,972,690
Henry Schein, Inc.(a)	157,564	11,908,687
Humana, Inc.	181,721	46,544,200
Labcorp Holdings, Inc.	125,971	31,603,604
Molina Healthcare, Inc.(a)	34,557	5,997,022
Quest Diagnostics, Inc.	168,207	29,188,961
Tenet Healthcare Corp.(a)	131,095	26,051,198
Universal Health Services, Inc., Class B	80,652	17,583,749
		262,094,095
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	261,066	12,776,570
Healthcare Realty Trust, Inc.	493,979	8,372,944
Healthpeak Properties, Inc.	1,039,860	16,720,949
Medical Properties Trust, Inc.	761,782	3,808,910
Omega Healthcare Investors, Inc.	444,122	19,692,369
Ventas, Inc.	704,886	54,544,079
		115,915,821
Health Care Technology — 0.1%
Certara, Inc.(a)(b)	179,094	1,577,818
Veeva Systems, Inc., Class A(a)	45,147	10,078,165
		11,655,983
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	1,032,950	18,314,204
Park Hotels & Resorts, Inc.	294,085	3,076,129
		21,390,333
Hotels, Restaurants & Leisure — 1.3%
Aramark	394,481	14,540,570
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.	82,803	$ 7,058,128
Caesars Entertainment, Inc.(a)	309,583	7,241,146
Carnival Corp.(a)	1,126,478	34,402,638
Choice Hotels International, Inc.(b)	27,963	2,663,755
Churchill Downs, Inc.	16,130	1,835,271
Darden Restaurants, Inc.	8,530	1,569,691
Domino’s Pizza, Inc.	32,884	13,706,709
Flutter Entertainment PLC(a)	41,053	8,828,037
Hyatt Hotels Corp., Class A(b)	61,234	9,817,035
MGM Resorts International(a)(b)	310,365	11,325,219
Norwegian Cruise Line Holdings Ltd.(a)(b)	63,852	1,425,177
Penn Entertainment, Inc.(a)	223,643	3,298,734
Restaurant Brands International, Inc.	177,098	12,083,397
Travel + Leisure Co.	62,856	4,433,234
Vail Resorts, Inc.	9,594	1,274,083
Wendy’s Co. (The)	139,674	1,163,484
Wyndham Hotels & Resorts, Inc.	12,619	953,492
Wynn Resorts Ltd.	114,834	13,817,975
Yum! Brands, Inc.	278,623	42,150,087
		193,587,862
Household Durables — 1.9%
DR Horton, Inc.	395,968	57,031,271
Garmin Ltd.	245,557	49,811,238
Lennar Corp., Class A	308,833	31,748,033
Lennar Corp., Class B	14,263	1,356,697
Mohawk Industries, Inc.(a)	76,981	8,414,023
Newell Brands, Inc.	614,229	2,284,932
NVR, Inc.(a)	4,112	29,987,870
PulteGroup, Inc.	292,404	34,287,293
SharkNinja, Inc.(a)(b)	104,247	11,665,239
Toll Brothers, Inc.	144,347	19,518,601
TopBuild Corp.(a)(b)	39,263	16,380,131
Whirlpool Corp.	80,538	5,810,011
		268,295,339
Household Products — 0.4%
Church & Dwight Co., Inc.	361,772	30,334,582
Clorox Co. (The)	184,729	18,626,225
Reynolds Consumer Products, Inc.	80,703	1,849,713
		50,810,520
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	1,071,367	15,363,403
Brookfield Renewable Corp.	203,829	7,814,804
Clearway Energy, Inc., Class A	50,857	1,597,927
Clearway Energy, Inc., Class C	120,466	4,006,699
Talen Energy Corp.(a)	68,132	25,538,599
		54,321,432
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	428,469	5,510,111
EastGroup Properties, Inc.	80,122	14,272,933
First Industrial Realty Trust, Inc.	194,165	11,119,829
Lineage, Inc.	106,460	3,726,100
Rexford Industrial Realty, Inc.	350,923	13,587,739
STAG Industrial, Inc.	282,335	10,378,635
		58,595,347
Insurance — 5.1%
Allstate Corp. (The)	397,263	82,690,293
American Financial Group, Inc.	100,858	13,785,271
Arch Capital Group Ltd.(a)	536,976	51,506,738
Assurant, Inc.	76,421	18,405,998
Assured Guaranty Ltd.	66,838	6,006,731
Axis Capital Holdings Ltd.	111,564	11,947,389

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Brighthouse Financial, Inc.(a)	87,635	$ 5,677,872
Brown & Brown, Inc.	388,733	30,982,020
Cincinnati Financial Corp.	232,036	37,896,119
CNA Financial Corp.	34,293	1,637,148
Everest Group Ltd.	53,659	18,209,182
F&G Annuities & Life, Inc.	23,243	717,047
Fidelity National Financial, Inc., Class A	389,116	21,241,842
First American Financial Corp.	144,968	8,906,834
Globe Life, Inc.	119,828	16,759,144
Hanover Insurance Group, Inc. (The)	53,545	9,786,420
Hartford Insurance Group, Inc. (The)	422,892	58,274,518
Kemper Corp.	95,576	3,874,651
Lincoln National Corp.	253,726	11,298,419
Loews Corp.	253,656	26,712,513
Markel Group, Inc.(a)	14,927	32,087,826
Old Republic International Corp.	344,997	15,745,663
Primerica, Inc.	48,767	12,599,442
Principal Financial Group, Inc.	327,618	28,899,184
Prudential Financial, Inc.	527,217	59,512,255
Reinsurance Group of America, Inc.	99,877	20,320,974
RenaissanceRe Holdings Ltd.	68,158	19,163,303
RLI Corp.	116,951	7,482,525
Unum Group	253,108	19,615,870
W R Berkley Corp.	438,326	30,735,419
White Mountains Insurance Group Ltd.	3,755	7,803,003
Willis Towers Watson PLC	144,087	47,346,988
		737,628,601
Interactive Media & Services — 0.2%
IAC, Inc.(a)	101,062	3,951,524
Match Group, Inc.	361,066	11,658,821
Pinterest, Inc., Class A(a)	449,897	11,647,833
Trump Media & Technology Group Corp., Class A(a)(b)	110,134	1,458,174
ZoomInfo Technologies, Inc., Class A(a)	399,315	4,061,034
		32,777,386
IT Services — 1.7%
Akamai Technologies, Inc.(a)	211,975	18,494,819
Amdocs Ltd.	162,975	13,121,117
Cognizant Technology Solutions Corp., Class A	727,750	60,403,250
DXC Technology Co.(a)	266,154	3,899,156
EPAM Systems, Inc.(a)	81,084	16,612,490
Globant SA(a)(b)	59,556	3,893,176
Kyndryl Holdings, Inc.(a)(b)	326,447	8,670,432
MongoDB, Inc., Class A(a)(b)	107,408	45,078,063
Okta, Inc., Class A(a)(b)	152,702	13,204,142
Twilio, Inc., Class A(a)	176,457	25,099,244
VeriSign, Inc.	125,297	30,440,906
		238,916,795
Leisure Products — 0.3%
Brunswick Corp.	99,242	7,367,726
Hasbro, Inc.	198,709	16,294,138
Mattel, Inc.(a)	465,275	9,231,056
YETI Holdings, Inc.(a)	123,844	5,470,190
		38,363,110
Life Sciences Tools & Services — 2.4%
Agilent Technologies, Inc.	429,068	58,383,283
Avantor, Inc.(a)(b)	997,521	11,431,591
Bio-Rad Laboratories, Inc., Class A(a)	28,025	8,491,295
Bio-Techne Corp.(b)	232,508	13,673,795
Bruker Corp.	154,956	7,299,977
Charles River Laboratories International, Inc.(a)	73,770	14,715,639
Security	Shares	Value
Life Sciences Tools & Services (continued)
Illumina, Inc.(a)	231,282	$ 30,334,947
IQVIA Holdings, Inc.(a)	254,304	57,322,665
Mettler-Toledo International, Inc.(a)	30,952	43,152,969
QIAGEN NV(b)	322,372	14,497,069
Repligen Corp.(a)	70,262	11,513,131
Revvity, Inc.	174,729	16,905,031
Sotera Health Co.(a)	276,693	4,880,864
Waters Corp.(a)	42,699	16,218,361
West Pharmaceutical Services, Inc.	107,519	29,582,778
		338,403,395
Machinery — 5.0%
AGCO Corp.	93,892	9,794,813
Allison Transmission Holdings, Inc.	104,627	10,242,983
CNH Industrial NV	1,330,417	12,266,445
Crane Co.	74,783	13,792,229
Cummins, Inc.	207,189	105,759,625
Donaldson Co., Inc.	174,061	15,432,248
Dover Corp.	204,128	39,853,951
Esab Corp.	85,092	9,506,478
Flowserve Corp.	190,698	13,230,627
Fortive Corp.	477,594	26,367,965
Gates Industrial Corp. PLC(a)	378,528	8,126,996
Graco, Inc.	250,571	20,539,305
IDEX Corp.	114,198	20,320,392
Ingersoll Rand, Inc.	598,544	47,416,656
ITT, Inc.	127,072	22,048,263
Lincoln Electric Holdings, Inc.	80,693	19,337,270
Middleby Corp. (The)(a)	71,701	10,659,788
Mueller Industries, Inc.	163,881	18,813,539
Nordson Corp.	80,099	19,258,203
Oshkosh Corp.	94,592	11,883,593
Otis Worldwide Corp.	587,446	51,313,408
Pentair PLC	246,249	25,644,371
RBC Bearings, Inc.(a)	37,189	16,676,663
Snap-on, Inc.	77,005	26,535,923
Stanley Black & Decker, Inc.	232,469	17,267,797
Timken Co. (The)	94,751	7,971,402
Toro Co. (The)	149,057	11,733,767
Westinghouse Air Brake Technologies Corp.	255,263	54,485,887
Xylem, Inc.	366,601	49,923,724
		716,204,311
Marine Transportation — 0.1%
Kirby Corp.(a)(b)	84,612	9,322,550
Media — 1.1%
Charter Communications, Inc., Class A(a)(b)	125,864	26,274,110
DoubleVerify Holdings, Inc.(a)	109,108	1,248,196
Fox Corp., Class A, NVS	310,702	22,702,995
Fox Corp., Class B	225,943	14,670,479
Liberty Broadband Corp., Class A(a)	19,888	960,193
Liberty Broadband Corp., Class C, NVS(a)	135,622	6,591,229
New York Times Co. (The), Class A	241,254	16,747,853
News Corp., Class A, NVS	569,035	14,863,194
News Corp., Class B	188,979	5,599,448
Nexstar Media Group, Inc., Class A	40,088	8,139,868
NIQ Global Intelligence PLC(a)	35,959	592,964
Omnicom Group, Inc.	482,958	38,998,858
Sirius XM Holdings, Inc.	285,046	5,699,495
		163,088,882
Metals & Mining — 1.6%
Alcoa Corp.	390,490	20,750,639
Anglogold Ashanti PLC	666,319	56,823,684

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Cleveland-Cliffs, Inc.(a)(b)	851,629	$ 11,309,633
MP Materials Corp., Class A(a)(b)	196,678	9,936,173
Nucor Corp.	345,781	56,400,339
Reliance, Inc.	78,560	22,693,627
Royal Gold, Inc.	123,370	27,423,917
Steel Dynamics, Inc.	186,256	31,561,079
		236,899,091
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp.	1,612,319	17,284,060
Annaly Capital Management, Inc.	1,028,900	23,006,204
Rithm Capital Corp.	832,309	9,072,168
Starwood Property Trust, Inc.	522,443	9,409,198
		58,771,630
Multi-Utilities — 2.4%
Ameren Corp.	406,257	40,568,824
CenterPoint Energy, Inc.	980,934	37,609,010
CMS Energy Corp.	455,611	31,860,877
Consolidated Edison, Inc.	543,091	53,939,798
DTE Energy Co.	312,693	40,331,143
NiSource, Inc.	718,279	29,995,331
Public Service Enterprise Group, Inc.	751,767	60,366,890
WEC Energy Group, Inc.	490,180	51,694,383
		346,366,256
Office REITs — 0.3%
BXP, Inc.	238,178	16,072,251
Cousins Properties, Inc.	254,005	6,548,249
Highwoods Properties, Inc.	165,262	4,267,065
Kilroy Realty Corp.	176,515	6,596,366
Vornado Realty Trust	263,725	8,776,768
		42,260,699
Oil, Gas & Consumable Fuels — 5.4%
Antero Midstream Corp.	505,825	8,998,627
Antero Resources Corp.(a)	436,146	15,029,591
APA Corp.	528,143	12,918,378
Cheniere Energy, Inc.	176,395	34,289,424
Chord Energy Corp.	85,866	7,959,778
Civitas Resources, Inc.	140,052	3,794,009
Coterra Energy, Inc.	1,135,663	29,890,650
Devon Energy Corp.	923,743	33,836,706
Diamondback Energy, Inc.	282,574	42,479,349
DT Midstream, Inc.	153,515	18,372,675
EQT Corp.	935,994	50,169,278
Expand Energy Corp.	342,327	37,779,208
HF Sinclair Corp.	211,444	9,743,340
Kinder Morgan, Inc.	2,927,590	80,479,449
Marathon Petroleum Corp.	457,834	74,457,543
Matador Resources Co.	174,452	7,403,743
Occidental Petroleum Corp.	1,063,448	43,728,982
ONEOK, Inc.	940,764	69,146,154
Ovintiv, Inc.	387,551	15,188,124
Permian Resources Corp., Class A	1,070,593	15,020,420
Phillips 66	563,313	72,689,910
Range Resources Corp.	355,605	12,538,632
Valero Energy Corp.	457,623	74,496,448
Viper Energy, Inc., Class A	252,289	9,745,924
		780,156,342
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	94,988	7,671,231
Passenger Airlines — 1.2%
Alaska Air Group, Inc.(a)	142,233	7,154,320
Security	Shares	Value
Passenger Airlines (continued)
American Airlines Group, Inc.(a)	925,788	$ 14,192,330
Delta Air Lines, Inc.	981,820	68,138,308
Southwest Airlines Co.	620,651	25,651,506
United Airlines Holdings, Inc.(a)	489,988	54,790,458
		169,926,922
Personal Care Products — 0.7%
BellRing Brands, Inc.(a)	191,306	5,113,610
Coty, Inc., Class A(a)	507,767	1,563,922
elf Beauty, Inc.(a)(b)	82,894	6,303,260
Estee Lauder Cos., Inc. (The), Class A	368,899	38,631,103
Kenvue, Inc.	2,860,768	49,348,248
		100,960,143
Pharmaceuticals — 0.6%
Elanco Animal Health, Inc.(a)(b)	742,746	16,808,342
Jazz Pharmaceuticals PLC(a)	88,277	15,007,090
Organon & Co.	387,344	2,777,256
Perrigo Co. PLC	200,605	2,792,422
Royalty Pharma PLC, Class A	585,587	22,627,082
Viatris, Inc.	1,745,387	21,730,068
		81,742,260
Professional Services — 2.1%
Amentum Holdings, Inc.(a)	239,962	6,958,898
Broadridge Financial Solutions, Inc.	15,838	3,534,567
CACI International, Inc., Class A(a)	32,635	17,388,254
Clarivate PLC(a)(b)	558,475	1,865,307
Concentrix Corp.	66,919	2,782,492
Dayforce, Inc.(a)	211,337	14,616,067
Equifax, Inc.	151,796	32,936,696
FTI Consulting, Inc.(a)	45,323	7,742,528
Genpact Ltd.	244,049	11,416,612
Jacobs Solutions, Inc.	179,176	23,733,653
KBR, Inc.	175,044	7,036,769
Leidos Holdings, Inc.	192,440	34,716,176
ManpowerGroup, Inc.	68,229	2,028,448
Parsons Corp.(a)(b)	79,734	4,927,561
Paychex, Inc.	333,752	37,440,299
Paycom Software, Inc.(b)	34,923	5,565,329
Paylocity Holding Corp.(a)	5,432	828,380
Robert Half, Inc.	151,318	4,109,797
Science Applications International Corp.	69,034	6,948,963
SS&C Technologies Holdings, Inc.	314,971	27,534,765
TransUnion	292,896	25,115,832
Verisk Analytics, Inc.	84,338	18,865,567
		298,092,960
Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A(a)(b)	398,460	64,068,383
CoStar Group, Inc.(a)	550,292	37,001,634
Howard Hughes Holdings, Inc.(a)(b)	46,107	3,677,955
Jones Lang LaSalle, Inc.(a)	52,080	17,523,358
Zillow Group, Inc., Class A(a)	72,521	4,948,108
Zillow Group, Inc., Class C, NVS(a)	248,455	16,949,600
		144,169,038
Residential REITs — 1.6%
American Homes 4 Rent, Class A	515,979	16,562,926
AvalonBay Communities, Inc.	214,713	38,929,614
Camden Property Trust	158,900	17,491,712
Equity LifeStyle Properties, Inc.	290,037	17,579,143
Equity Residential	570,174	35,943,769
Essex Property Trust, Inc.	95,751	25,056,122
Invitation Homes, Inc.	924,056	25,679,516
Mid-America Apartment Communities, Inc.	174,862	24,290,080

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
Sun Communities, Inc.	149,058	$ 18,469,777
UDR, Inc.	468,983	17,202,296
		237,204,955
Retail REITs — 1.6%
Agree Realty Corp.	170,245	12,262,747
Brixmor Property Group, Inc.	463,231	12,145,917
Federal Realty Investment Trust	128,581	12,960,965
Kimco Realty Corp.	1,004,968	20,370,701
NNN REIT, Inc.	282,839	11,208,910
Realty Income Corp.	1,378,519	77,707,116
Regency Centers Corp.	272,571	18,815,576
Simon Property Group, Inc.	379,509	70,250,911
		235,722,843
Semiconductors & Semiconductor Equipment — 2.2%
Allegro MicroSystems, Inc.(a)	185,004	4,880,405
Amkor Technology, Inc.	173,580	6,852,938
Cirrus Logic, Inc.(a)	76,521	9,067,738
Entegris, Inc.	189,684	15,980,877
First Solar, Inc.(a)(b)	152,886	39,938,410
GLOBALFOUNDRIES, Inc.(a)	154,316	5,388,715
Lattice Semiconductor Corp.(a)(b)	31,351	2,306,807
MACOM Technology Solutions Holdings, Inc.(a)	71,658	12,273,582
Microchip Technology, Inc.	794,522	50,626,942
MKS, Inc.	101,524	16,223,535
ON Semiconductor Corp.(a)	614,997	33,302,088
Onto Innovation, Inc.(a)	57,024	9,001,809
Qnity Electronics, Inc.	314,588	25,686,110
Qorvo, Inc.(a)	126,335	10,676,571
Skyworks Solutions, Inc.	223,000	14,140,430
Teradyne, Inc.	235,743	45,630,415
Universal Display Corp.	66,210	7,732,004
		309,709,376
Software — 1.6%
Aurora Innovation, Inc., Class A(a)(b)	1,755,373	6,740,632
BILL Holdings, Inc.(a)	121,166	6,608,394
CCC Intelligent Solutions Holdings, Inc.(a)(b)	877,427	6,975,545
Circle Internet Group, Inc., Class A(a)	60,060	4,762,758
Docusign, Inc.(a)	73,718	5,042,311
Dolby Laboratories, Inc., Class A	90,985	5,843,057
Dropbox, Inc., Class A(a)	204,228	5,677,538
Fair Isaac Corp.(a)	6,225	10,524,110
Gen Digital, Inc.	736,429	20,023,505
nCino, Inc.(a)(b)	138,886	3,561,037
Nutanix, Inc., Class A(a)	294,026	15,198,204
Pegasystems, Inc.	88,292	5,272,798
PTC, Inc.(a)	159,106	27,717,856
Rubrik, Inc., Class A(a)	81,115	6,203,675
SailPoint, Inc.(a)(b)	88,190	1,784,084
SentinelOne, Inc., Class A(a)(b)	121,812	1,827,180
Teradata Corp.(a)	112,786	3,433,206
Trimble, Inc.(a)	359,415	28,160,165
Tyler Technologies, Inc.(a)	11,042	5,012,516
UiPath, Inc., Class A(a)(b)	609,851	9,995,458
Unity Software, Inc.(a)(b)	456,554	20,165,990
Zoom Communications, Inc., Class A(a)	401,115	34,612,213
		235,142,232
Specialized REITs — 2.6%
Crown Castle, Inc.	653,169	58,047,129
CubeSmart	341,894	12,325,279
Digital Realty Trust, Inc.	517,980	80,136,686
EPR Properties	112,277	5,602,622
Security	Shares	Value
Specialized REITs (continued)
Extra Space Storage, Inc.	317,147	$ 41,298,882
Fermi, Inc.(a)(b)	53,931	431,448
Gaming & Leisure Properties, Inc.	409,822	18,314,945
Iron Mountain, Inc.	441,355	36,610,397
Millrose Properties, Inc., Class A	229,789	6,863,798
National Storage Affiliates Trust	103,999	2,933,812
Rayonier, Inc.	245,600	5,317,240
SBA Communications Corp., Class A	161,821	31,301,036
VICI Properties, Inc.	1,608,127	45,220,531
Weyerhaeuser Co.	1,094,287	25,923,659
		370,327,464
Specialty Retail — 1.8%
AutoNation, Inc.(a)	40,012	8,261,678
Bath & Body Works, Inc.	310,235	6,229,519
Best Buy Co., Inc.	291,668	19,521,339
CarMax, Inc.(a)	224,017	8,656,017
Dick’s Sporting Goods, Inc.	95,599	18,925,734
Five Below, Inc.(a)	81,358	15,324,593
Floor & Decor Holdings, Inc., Class A(a)	108,786	6,623,980
GameStop Corp., Class A(a)(b)	612,201	12,292,996
Gap, Inc. (The)	341,201	8,734,746
Lithia Motors, Inc., Class A	31,851	10,585,043
Penske Automotive Group, Inc.	27,352	4,329,548
RH(a)	18,708	3,351,538
Ross Stores, Inc.	383,827	69,142,596
Ulta Beauty, Inc.(a)	50,940	30,819,209
Valvoline, Inc.(a)(b)	21,871	635,571
Wayfair, Inc., Class A(a)(b)	120,966	12,146,196
Williams-Sonoma, Inc.	151,733	27,097,996
		262,678,299
Technology Hardware, Storage & Peripherals — 1.8%
Hewlett Packard Enterprise Co.	1,974,045	47,416,561
HP, Inc.	1,420,212	31,642,323
NetApp, Inc.	182,028	19,493,379
Pure Storage, Inc., Class A(a)	65,741	4,405,304
Sandisk Corp.(a)	203,241	48,245,349
Super Micro Computer, Inc.(a)(b)	421,542	12,338,534
Western Digital Corp.(b)	512,203	88,237,211
		251,778,661
Textiles, Apparel & Luxury Goods — 0.5%
Amer Sports, Inc.(a)	224,576	8,387,914
Birkenstock Holding PLC(a)(b)	55,278	2,260,870
Columbia Sportswear Co.	38,039	2,095,569
Crocs, Inc.(a)(b)	75,778	6,480,535
Lululemon Athletica, Inc.(a)	66,220	13,761,178
PVH Corp.	71,383	4,784,089
Ralph Lauren Corp., Class A	53,059	18,762,193
Tapestry, Inc.	25,901	3,309,371
Under Armour, Inc., Class A(a)(b)	300,585	1,493,907
Under Armour, Inc., Class C, NVS(a)(b)	278,523	1,336,910
VF Corp.	530,077	9,583,792
		72,256,328
Trading Companies & Distributors — 1.8%
Air Lease Corp., Class A	156,480	10,050,710
Applied Industrial Technologies, Inc.	56,373	14,474,895
Core & Main, Inc., Class A(a)	119,516	6,211,247
Fastenal Co.	310,047	12,442,186
Ferguson Enterprises, Inc.	270,656	60,256,145
MSC Industrial Direct Co., Inc., Class A	66,585	5,599,799
QXO, Inc.(a)(b)	921,894	17,783,335
SiteOne Landscape Supply, Inc.(a)	44,901	5,592,869

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
United Rentals, Inc.	95,555	$ 77,334,573
Watsco, Inc.	52,227	17,597,888
WESCO International, Inc.	72,027	17,620,685
WW Grainger, Inc.	9,709	9,796,866
		254,761,198
Water Utilities — 0.4%
American Water Works Co., Inc.	293,216	38,264,688
Essential Utilities, Inc.	423,703	16,253,247
		54,517,935
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA	150,148	8,324,205
Total Long-Term Investments — 99.7% (Cost: $12,224,661,017)		14,305,512,641
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(d)(e)(f)	297,851,682	298,000,608
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(d)(e)	24,533,495	24,533,495
Total Short-Term Securities — 2.3% (Cost: $322,315,807)		322,534,103
Total Investments — 102.0% (Cost: $12,546,976,824)		14,628,046,744
Liabilities in Excess of Other Assets — (2.0)%		(281,399,462)
Net Assets — 100.0%		$ 14,346,647,282

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 423,380,361	$ —	$ (125,363,145)(a)	$ (25,818)	$ 9,210	$ 298,000,608	297,851,682	$ 2,496,338 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	14,015,923	10,517,572 (a)	—	—	—	24,533,495	24,533,495	722,509	—
				$ (25,818)	$ 9,210	$ 322,534,103		$ 3,218,847	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell Mid-Cap Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	11	03/20/26	$ 3,791	$ (19,468)
S&P Mid 400 E-Mini Index	110	03/20/26	36,577	(794,034)
				$ (813,502)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 14,305,512,639	$ —	$ 2	$ 14,305,512,641
Short-Term Securities
Money Market Funds	322,534,103	—	—	322,534,103
	$ 14,628,046,742	$ —	$ 2	$ 14,628,046,744
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (813,502)	$ —	$ —	$ (813,502)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust